Equity -Share repurchase program (Details) - USD ($) $ in Millions		12 Months Ended
	May 22, 2025	Dec. 31, 2025
Equity
Term of share repurchase program	3 years
Costs of repurchase of shares		$ 46.0
Maximum
Equity
Repurchase of shares	$ 400.0
ADS
Equity
Share repurchases (in Shares)		1,178,684
Class A ordinary shares
Equity
Share repurchases (in Shares)		3,536,052